INVESTMENTS IN SECURITIES - Available-for-sale securities, fair value and gross unrealized losses (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
INVESTMENTS IN SECURITIES
Proceeds from the sale of available for sale securities	¥ 0	¥ 100,000
Other income (expenses)
INVESTMENTS IN SECURITIES
Gross realized loss		¥ 2,441